JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 48.0%
Fixed Income — 14.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,500	242,541
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,632	34,918
JPMorgan High Yield Fund Class R6 Shares (a)	20,022	129,347
Total Fixed Income		406,806
International Equity — 2.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,353	73,520
U.S. Equity — 30.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,098	850,341
Total Investment Companies (Cost $952,312)		1,330,667
Exchange-Traded Funds — 23.9%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	339	31,867
Fixed Income — 1.6%
JPMorgan Inflation Managed Bond ETF (a)	938	45,124
International Equity — 16.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,396	73,532
JPMorgan BetaBuilders International Equity ETF (a)	6,434	395,686
Total International Equity		469,218
U.S. Equity — 4.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	927	83,571
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	553	33,472
Total U.S. Equity		117,043
Total Exchange-Traded Funds (Cost $535,593)		663,252
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,378
1.13%, 8/15/2040	8,198	5,137
2.25%, 5/15/2041	341	253
3.38%, 8/15/2042	4,205	3,605
3.13%, 2/15/2043	2,155	1,769
3.88%, 2/15/2043	590	540
3.88%, 5/15/2043	6,225	5,682
3.63%, 8/15/2043	2,230	1,960
4.13%, 8/15/2044	14,710	13,781
1.38%, 8/15/2050	10,428	5,314
1.63%, 11/15/2050	2,118	1,153
1.88%, 2/15/2051	3,461	2,007
2.25%, 2/15/2052	2,235	1,410
3.00%, 8/15/2052	5,474	4,076

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.63%, 2/15/2053	1,035	872
4.50%, 11/15/2054	400	394
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	1,070	1,069
4.25%, 1/31/2026 (b)	4,080	4,084
4.25%, 11/30/2026 (b)	3,510	3,527
0.63%, 12/31/2027	2,630	2,408
3.50%, 1/31/2028	1,230	1,217
2.75%, 2/15/2028	5,500	5,332
3.63%, 3/31/2028	3,330	3,306
1.25%, 4/30/2028	8,885	8,210
1.00%, 7/31/2028	2,205	2,007
2.88%, 4/30/2029	29,148	28,004
3.13%, 8/31/2029	5,601	5,418
3.50%, 1/31/2030	2,360	2,313
4.25%, 1/31/2030	11,585	11,733
3.63%, 3/31/2030	16,270	16,020
4.13%, 2/29/2032	21,855	21,913
3.50%, 2/15/2033	2,200	2,107
3.88%, 8/15/2033	13,730	13,456
4.00%, 2/15/2034	4,939	4,872
4.25%, 11/15/2034	16,095	16,143
U.S. Treasury STRIPS Bonds
5.05%, 11/15/2040 (c)	2,270	1,090
5.07%, 2/15/2041 (c)	1,457	690
Total U.S. Treasury Obligations (Cost $217,697)		208,250
Corporate Bonds — 6.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	58
2.20%, 2/4/2026	105	103
2.70%, 2/1/2027	1,876	1,809
6.53%, 5/1/2034	275	295
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	397
5.40%, 7/31/2033	219	222
Leidos, Inc. 5.75%, 3/15/2033	120	123
Northrop Grumman Corp.
5.15%, 5/1/2040	220	214
3.85%, 4/15/2045	255	201
RTX Corp.
2.25%, 7/1/2030	373	331
5.15%, 2/27/2033	165	167
2.82%, 9/1/2051	385	235
		4,155

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.0% ^
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	88
2.38%, 10/15/2027 (d)	730	688
4.55%, 9/26/2029 (d)	250	245
		1,021
Banks — 1.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	500	501
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	422
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	230	236
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	203
6.61%, 11/7/2028	600	638
5.57%, 1/17/2030	200	205
5.44%, 7/15/2031	200	205
6.03%, 1/17/2035	200	207
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	511	501
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	229	230
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	121
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	1,230	1,209
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	295	294
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	450	457
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	490	508
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,258
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	380	386
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	221	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	195
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	471
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	194	193
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	255
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	330
5.79%, 7/13/2028 (d)	225	232
5.54%, 1/22/2030 (d)	205	211
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	241
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	275	274
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	225	228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	173
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	216
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	316

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	769
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	346
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	1,005	1,016
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	419
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	864	850
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	252
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	337
(SOFR + 1.96%), 5.72%, 1/18/2030 (d) (e)	250	255
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (e)	270	277
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	420	423
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	367
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (d) (e)	270	278
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	634
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	489
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,013
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	952
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	675
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	96
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	497
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	617	600
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	307	310
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (e)	250	261
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	273	277
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	346
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	302
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	428
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	206
5.25%, 4/26/2029 (d)	565	576
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	456
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,553
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	733
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	485
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	206
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	222
Huntington National Bank (The) 5.65%, 1/10/2030	334	345
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	260
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	350	352

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	198
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (e)	400	412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	217
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	318
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	311
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	203
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	201
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	746	747
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	573
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	204
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	277
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	252
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	447
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	293
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	493
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	432	437
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	207
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	364
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	347
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	362
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	405	414
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	780	780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	300	293
5.25%, 2/19/2027 (d)	338	341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	351	357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	508
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (e)	470	481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	217
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (d) (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	795	812
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	421

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.24%, 4/15/2030	400	408
5.42%, 7/9/2031	650	668
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	160	165
5.30%, 1/30/2032	320	325
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	178
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	230	248
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	133
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	198
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	256
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,494
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	680
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	462
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	300	308
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	153
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	712
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	485	482
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	267
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	424
5.20%, 2/28/2029 (d)	600	612
		52,985
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	443
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	316
		759
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	259
5.05%, 3/15/2034	710	715
4.05%, 11/21/2039	600	526
4.25%, 11/21/2049	210	174
Amgen, Inc.
3.15%, 2/21/2040	979	748
5.60%, 3/2/2043	100	99
3.00%, 1/15/2052	170	110
Gilead Sciences, Inc. 2.60%, 10/1/2040	888	634
		3,265
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	442

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	175
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	122
		297
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	219
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	172
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	436	428
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	922
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	152
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	500	523
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	525
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,290
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,149	1,121
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,452
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	285
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	397
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	464
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	975
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	420	409
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	172
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	205	208
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	380
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	382
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	156
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,283
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	161
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	210
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	191
Nasdaq, Inc. 5.55%, 2/15/2034	83	85
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	243
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	670	688
		13,493
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	988	1,019
LYB International Finance III LLC 1.25%, 10/1/2025	127	125
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	98
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	743
		1,985

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	631
5.04%, 3/25/2030 (d)	205	205
		836
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	201
2.45%, 10/29/2026	1,265	1,223
6.10%, 1/15/2027	310	317
5.10%, 1/19/2029	165	166
Aircastle Ltd. 5.25%, 3/15/2030 (d)	265	264
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	405
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	323
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	650	652
2.13%, 2/21/2026 (d)	110	107
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	206
2.53%, 11/18/2027 (d)	1,092	1,022
4.95%, 1/15/2028 (d)	265	263
6.38%, 5/4/2028 (d)	155	160
5.75%, 3/1/2029 (d)	204	208
5.75%, 11/15/2029 (d)	805	820
5.15%, 1/15/2030 (d)	410	406
Capital One Financial Corp.
3.80%, 1/31/2028	200	196
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	204
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	196
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	435	435
5.15%, 3/17/2030 (d)	205	202
		8,198
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	127
5.50%, 9/15/2054	100	94
		221
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	229
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (d)	395	397
		626
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	336
WP Carey, Inc.
2.40%, 2/1/2031	163	142
2.45%, 2/1/2032	160	134
2.25%, 4/1/2033	90	72
		684
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	308
2.75%, 6/1/2031	195	173
3.50%, 6/1/2041	584	451
3.55%, 9/15/2055	369	250
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	445
Verizon Communications, Inc.
4.78%, 2/15/2035 (d)	69	67
2.65%, 11/20/2040	204	143
		1,837
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	281
5.65%, 6/1/2054	220	216
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	857
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	125
5.40%, 4/1/2053	140	137
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	326
Duke Energy Corp. 6.10%, 9/15/2053	270	275
Duke Energy Florida LLC 5.95%, 11/15/2052	133	136
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	77
Duke Energy Progress LLC 2.90%, 8/15/2051	165	104
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,042	1,063
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	72
Edison International 5.75%, 6/15/2027	225	227
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	363
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	184
Entergy Arkansas LLC 2.65%, 6/15/2051	84	49
Entergy Louisiana LLC
4.00%, 3/15/2033	166	154
2.90%, 3/15/2051	70	43
5.70%, 3/15/2054	150	148
Evergy Metro, Inc. 4.95%, 4/15/2033	323	319
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	685	684
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	283
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	610
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	180
Florida Power & Light Co. 5.30%, 4/1/2053	160	154

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	276
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	100
Interstate Power and Light Co.
4.95%, 9/30/2034	145	141
5.45%, 9/30/2054	165	158
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	124
5.40%, 6/1/2033 (d)	560	563
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	212	211
5.10%, 1/15/2035 (d)	115	114
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	81
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	280	171
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	452
5.55%, 3/15/2054	440	421
Northern States Power Co. 5.10%, 5/15/2053	220	204
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	105	103
2.45%, 12/2/2027 (d)	365	342
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	124
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	284
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	129
2.95%, 3/1/2026	788	774
6.40%, 6/15/2033	254	265
5.80%, 5/15/2034	567	572
3.75%, 8/15/2042 (f)	79	59
4.30%, 3/15/2045	80	63
6.75%, 1/15/2053	115	120
5.90%, 10/1/2054	60	57
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,752
Series A-3, 5.54%, 7/15/2047	200	200
Series A-3, 5.53%, 6/1/2049	405	404
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	123
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	140
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	415
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	184
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	163
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	79
Series K, 3.15%, 8/15/2051	90	58
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	298

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	189	184
Series A-2, 5.11%, 12/15/2047	85	79
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	178	178
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	196
5.85%, 11/1/2027	286	293
5.45%, 6/1/2031	450	456
Series C, 4.13%, 3/1/2048	131	99
5.70%, 3/1/2053	85	79
5.88%, 12/1/2053	153	147
5.75%, 4/15/2054	530	498
5.90%, 3/1/2055	185	178
Southern Co. (The) 5.20%, 6/15/2033	386	387
Tucson Electric Power Co. 5.50%, 4/15/2053	305	292
Union Electric Co.
5.20%, 4/1/2034	400	403
3.90%, 4/1/2052	191	146
5.45%, 3/15/2053	185	179
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	208	210
5.70%, 12/30/2034 (d)	115	114
		22,108
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	351
5.40%, 6/12/2029	670	687
4.00%, 4/14/2032	1,200	1,123
		2,161
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	111
Fiserv, Inc. 5.15%, 8/12/2034	750	744
Global Payments, Inc.
3.20%, 8/15/2029	367	344
5.30%, 8/15/2029	70	71
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	276
5.13%, 7/29/2029 (d)	679	687
Shell International Finance BV 3.13%, 11/7/2049	215	144
		2,377
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	343	331
J M Smucker Co. (The)
6.20%, 11/15/2033	105	112
6.50%, 11/15/2053	95	103

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	292
6.75%, 3/15/2034	260	281
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	125	128
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	218
4.38%, 6/1/2046	132	108
Mars, Inc.
5.00%, 3/1/2032 (d)	250	251
5.65%, 5/1/2045 (d)	540	541
Tyson Foods, Inc. 5.70%, 3/15/2034	230	236
		2,601
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	142
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	173
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		476
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	220	219
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	156
CSX Corp. 3.80%, 11/1/2046	219	171
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	460	465
5.20%, 10/30/2034 (d)	220	222
Norfolk Southern Corp. 3.05%, 5/15/2050	215	141
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	250	260
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	677
Uber Technologies, Inc. 4.80%, 9/15/2034	170	165
Union Pacific Corp.
3.55%, 8/15/2039	297	246
3.50%, 2/14/2053	190	136
		2,858
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	64
DH Europe Finance II SARL 3.25%, 11/15/2039	119	94
Solventum Corp. 5.60%, 3/23/2034	394	399
		557
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	134
Banner Health 1.90%, 1/1/2031	288	248
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	73
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	120
Cencora, Inc. 5.13%, 2/15/2034	850	848
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	137
Cigna Group (The) 5.13%, 5/15/2031	670	680

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health
1.55%, 10/1/2025	75	74
2.78%, 10/1/2030	170	153
3.91%, 10/1/2050	75	55
CVS Health Corp. 5.25%, 2/21/2033	250	247
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	247
HCA, Inc.
5.60%, 4/1/2034	250	251
5.45%, 9/15/2034	345	342
5.75%, 3/1/2035	425	429
5.50%, 6/15/2047	140	129
3.50%, 7/15/2051	128	84
5.95%, 9/15/2054	145	139
6.10%, 4/1/2064	470	454
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	109
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	32
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	105
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	133
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	107
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	220
		5,550
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	160	156
DOC DR LLC 2.63%, 11/1/2031	130	113
Healthcare Realty Holdings LP
3.10%, 2/15/2030	600	551
2.00%, 3/15/2031	414	348
Healthpeak OP LLC 2.13%, 12/1/2028	323	295
Sabra Health Care LP 3.20%, 12/1/2031	205	178
		1,641
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	494
Starbucks Corp.
4.80%, 2/15/2033	330	328
3.35%, 3/12/2050	214	145
		967
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	375	379
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	51
5.75%, 10/1/2041	205	202
Southern Power Co. 5.15%, 9/15/2041	230	216
		848
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	286

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	153
Prologis LP 5.25%, 3/15/2054	374	355
		508
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	450	458
5.75%, 3/1/2054	350	345
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	493
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	138
Brown & Brown, Inc. 2.38%, 3/15/2031	422	362
CNO Global Funding 5.88%, 6/4/2027 (d)	800	820
Corebridge Global Funding 5.90%, 9/19/2028 (d)	190	198
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	203
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	153
F&G Global Funding 5.88%, 6/10/2027 (d)	300	306
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	493
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	411
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	396
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	190	175
5.16%, 5/28/2031 (d)	680	694
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	157
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	397
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	89
3.30%, 5/15/2050 (d)	429	287
		7,036
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	260	262
5.40%, 8/15/2054	235	230
		492
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	190	184
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	195
		379
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	224
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	261
3.50%, 3/1/2042	160	109
3.70%, 4/1/2051	467	295

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Comcast Corp.
4.65%, 2/15/2033	390	382
3.25%, 11/1/2039	380	295
2.80%, 1/15/2051	380	229
5.35%, 5/15/2053	730	681
		2,252
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	255	258
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	207
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	304
5.63%, 4/4/2034 (d)	260	261
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	200	187
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	256
		1,473
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	125
Consumers Energy Co. 4.63%, 5/15/2033	285	278
DTE Energy Co. 5.10%, 3/1/2029	700	709
Engie SA (France) 5.63%, 4/10/2034 (d)	790	804
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	222
Puget Energy, Inc. 2.38%, 6/15/2028	258	240
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	220
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	102
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	218
		2,918
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	235
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	162
5.80%, 10/1/2054 (d)	150	137
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	490	478
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	184
BP Capital Markets America, Inc.
4.81%, 2/13/2033	240	236
2.77%, 11/10/2050	208	128
3.00%, 3/17/2052	75	47
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	182
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	117
5.68%, 1/15/2034 (d)	157	156
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	672
5.96%, 2/15/2055 (d)	470	456

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ConocoPhillips Co. 5.50%, 1/15/2055	405	391
Coterra Energy, Inc.
3.90%, 5/15/2027	140	138
5.40%, 2/15/2035	305	300
Devon Energy Corp. 5.75%, 9/15/2054	320	293
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	173
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	205
5.63%, 4/5/2034	375	381
Energy Transfer LP
5.25%, 7/1/2029	350	355
5.00%, 5/15/2044 (f)	525	453
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	196
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	542
4.45%, 2/15/2043	317	274
Exxon Mobil Corp. 3.00%, 8/16/2039	643	501
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	130	103
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	177	144
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	500	493
3.45%, 10/15/2027 (d)	306	295
Kinder Morgan, Inc.
5.00%, 2/1/2029	230	232
7.80%, 8/1/2031	550	627
MPLX LP
5.50%, 6/1/2034	410	408
5.40%, 4/1/2035	70	69
4.50%, 4/15/2038	226	198
5.95%, 4/1/2055	150	145
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	171
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	49
Occidental Petroleum Corp.
5.20%, 8/1/2029	125	125
5.38%, 1/1/2032	120	118
ONEOK, Inc. 4.75%, 10/15/2031	560	549
Ovintiv, Inc. 6.25%, 7/15/2033	450	465
Plains All American Pipeline LP 5.95%, 6/15/2035	335	341
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	95	95
5.03%, 10/1/2029 (d)	105	104
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	313
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	409
Williams Cos., Inc. (The)
5.65%, 3/15/2033	150	154

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.60%, 3/15/2035	230	234
6.00%, 3/15/2055	60	60
		13,058
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	168	155
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	271
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	234
3.70%, 3/15/2052	205	151
5.55%, 2/22/2054	32	31
5.65%, 2/22/2064	295	289
Eli Lilly & Co. 5.00%, 2/9/2054	600	563
Merck & Co., Inc.
2.35%, 6/24/2040	312	219
4.00%, 3/7/2049	60	48
2.90%, 12/10/2061	65	38
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	380
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	795
3.18%, 7/9/2050	200	131
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	135
Zoetis, Inc. 5.60%, 11/16/2032	287	299
		3,369
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	187
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	111
UDR, Inc.
2.10%, 8/1/2032	416	339
1.90%, 3/15/2033	65	51
		501
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	158
2.50%, 8/16/2031	100	86
NNN REIT, Inc.
5.60%, 10/15/2033	100	101
5.50%, 6/15/2034	170	171
Realty Income Corp. 1.80%, 3/15/2033	275	216
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	560
		1,292

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	162
Broadcom, Inc.
1.95%, 2/15/2028 (d)	470	437
5.05%, 7/12/2029	650	659
5.15%, 11/15/2031	560	568
4.55%, 2/15/2032	323	315
3.19%, 11/15/2036 (d)	279	229
Intel Corp.
3.73%, 12/8/2047	175	122
3.25%, 11/15/2049	170	107
3.05%, 8/12/2051	170	100
KLA Corp. 3.30%, 3/1/2050	470	326
NXP BV (China)
5.00%, 1/15/2033	260	256
3.25%, 5/11/2041	340	248
Texas Instruments, Inc. 5.05%, 5/18/2063	593	544
		4,073
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	434
Oracle Corp.
4.90%, 2/6/2033	230	226
3.80%, 11/15/2037	680	573
3.60%, 4/1/2050	160	111
Roper Technologies, Inc. 1.75%, 2/15/2031	218	183
Synopsys, Inc.
5.00%, 4/1/2032	250	251
5.70%, 4/1/2055	325	323
VMware LLC
1.40%, 8/15/2026	394	377
4.70%, 5/15/2030	364	361
		2,839
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	170
5.20%, 2/15/2029	440	447
1.88%, 10/15/2030	1,039	889
Crown Castle, Inc. 5.80%, 3/1/2034	130	133
CubeSmart LP 2.00%, 2/15/2031	505	427
Equinix, Inc.
2.90%, 11/18/2026	314	306
2.00%, 5/15/2028	424	392
Extra Space Storage LP
5.90%, 1/15/2031	200	208
2.40%, 10/15/2031	290	247
		3,219

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	132
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	310
2.70%, 8/5/2051	415	262
Dell International LLC
6.20%, 7/15/2030	850	900
5.30%, 4/1/2032	740	745
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	530	516
		2,733
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	287
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	388
4.39%, 8/15/2037	255	224
		899
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	259
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	578
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	201
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	626
3.40%, 10/15/2052	540	365
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	334
		1,526
Total Corporate Bonds (Cost $193,082)		183,930
Mortgage-Backed Securities — 5.8%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,322
Pool # WA1626, 3.45%, 8/1/2032	1,149	1,074
Pool # WN3225, 3.80%, 10/1/2034	740	691
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	464	433
Pool # QA3570, 2.50%, 10/1/2049	183	154
Pool # QA6772, 3.50%, 1/1/2050	232	212
Pool # QA9530, 2.50%, 5/1/2050	540	457
Pool # QB4026, 2.50%, 10/1/2050	1,395	1,181
Pool # QB4045, 2.50%, 10/1/2050	886	750
Pool # QB4484, 2.50%, 10/1/2050	591	502
Pool # QB4542, 2.50%, 10/1/2050	597	508
Pool # QB5092, 2.50%, 11/1/2050	389	329
Pool # QB8503, 2.50%, 2/1/2051	703	590

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD4767, 2.50%, 2/1/2051	1,326	1,117
Pool # QC9443, 2.50%, 10/1/2051	656	554
Pool # SD2841, 2.50%, 10/1/2051	1,487	1,250
Pool # SD0781, 3.00%, 11/1/2051 (g)	1,959	1,708
Pool # QD5778, 3.00%, 1/1/2052	671	588
Pool # SD5768, 3.00%, 1/1/2052	2,328	2,039
Pool # QD4686, 4.00%, 1/1/2052	236	221
Pool # QD7596, 2.50%, 2/1/2052	2,256	1,897
Pool # RA6815, 2.50%, 2/1/2052	1,948	1,641
Pool # RA6959, 2.50%, 3/1/2052	824	690
Pool # SD3952, 2.50%, 3/1/2052	1,541	1,300
Pool # QE1637, 4.00%, 5/1/2052	264	250
Pool # QE1832, 4.50%, 5/1/2052	335	327
Pool # SD4119, 3.00%, 8/1/2052	1,298	1,138
Pool # SD3684, 4.50%, 11/1/2052	2,104	2,016
Pool # QH9763, 6.00%, 1/1/2054	498	510
Pool # QH9845, 6.00%, 2/1/2054	2,236	2,293
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,307	1,167
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	705	714
Pool # BK2113, 2.50%, 3/1/2050	494	416
Pool # CA5658, 2.50%, 5/1/2050	157	132
Pool # FM3118, 3.00%, 5/1/2050	375	331
Pool # BP8608, 2.50%, 6/1/2050	326	275
Pool # BP9250, 2.50%, 7/1/2050	1,301	1,100
Pool # FM3778, 2.50%, 8/1/2050	264	223
Pool # FP0059, 2.50%, 8/1/2050	1,086	908
Pool # BP6749, 2.50%, 9/1/2050	1,509	1,269
Pool # BQ2894, 3.00%, 9/1/2050	678	597
Pool # BQ3996, 2.50%, 10/1/2050	579	490
Pool # BQ5243, 3.50%, 10/1/2050	333	303
Pool # CA7398, 3.50%, 10/1/2050	780	711
Pool # BP7667, 2.50%, 12/1/2050	792	671
Pool # BR4318, 3.00%, 1/1/2051	87	76
Pool # CA8637, 4.00%, 1/1/2051	1,343	1,269
Pool # FM7082, 2.00%, 4/1/2051	747	603
Pool # FM6856, 2.50%, 4/1/2051	341	287
Pool # CB0189, 3.00%, 4/1/2051	328	287
Pool # CB0458, 2.50%, 5/1/2051	505	424
Pool # FS7655, 2.50%, 5/1/2051	1,289	1,082
Pool # BT0122, 2.50%, 6/1/2051	243	204
Pool # FM7916, 2.50%, 6/1/2051	429	363
Pool # CB1301, 2.50%, 8/1/2051	786	661
Pool # FM8247, 2.50%, 8/1/2051	439	371
Pool # CB1566, 2.50%, 9/1/2051	1,536	1,282
Pool # FM8659, 2.50%, 9/1/2051	857	722
Pool # FS4624, 2.50%, 11/1/2051	378	316
Pool # CB2313, 2.50%, 12/1/2051	494	417

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS2559, 3.00%, 12/1/2051	1,428	1,249
Pool # CB2637, 2.50%, 1/1/2052	751	630
Pool # BV4831, 3.00%, 2/1/2052	407	354
Pool # FS7749, 3.00%, 2/1/2052	1,396	1,226
Pool # BV0295, 3.50%, 2/1/2052	916	842
Pool # BV3950, 4.00%, 2/1/2052	421	395
Pool # BV6743, 4.50%, 5/1/2052	335	327
Pool # BV9515, 6.00%, 6/1/2052	408	419
Pool # BY4714, 5.00%, 6/1/2053	1,006	987
Pool # BY4761, 5.00%, 6/1/2053	390	383
Pool # BY9327, 6.00%, 11/1/2053	1,172	1,195
Pool # DA7753, 5.50%, 1/1/2054	356	358
Pool # DA0425, 6.00%, 2/1/2054	465	477
Pool # DA7754, 6.00%, 2/1/2054	1,965	2,015
Pool # DA9487, 6.00%, 2/1/2054	1,060	1,087
Pool # CB8334, 5.50%, 4/1/2054	1,677	1,679
Pool # DB6037, 5.50%, 5/1/2054	654	653
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	622	630
Pool # AM3010, 5.07%, 3/1/2028	493	503
Pool # BL8639, 1.09%, 4/1/2028	668	608
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,484
Pool # AM5319, 4.34%, 1/1/2029	444	443
Pool # BS8149, 4.97%, 9/1/2029	900	922
Pool # BS7604, 5.16%, 10/1/2029	591	609
Pool # BS0448, 1.27%, 12/1/2029	947	823
Pool # BL9748, 1.60%, 12/1/2029	383	340
Pool # AN7593, 2.99%, 12/1/2029	278	262
Pool # AN8285, 3.11%, 3/1/2030	285	270
Pool # BS0154, 1.28%, 4/1/2030	274	237
Pool # AM8544, 3.08%, 4/1/2030	126	119
Pool # BS7168, 4.57%, 6/1/2030	848	853
Pool # BZ0896, 5.43%, 7/1/2030	1,250	1,303
Pool # BL9251, 1.45%, 10/1/2030	745	641
Pool # BS5985, 3.99%, 11/1/2030	533	521
Pool # AM4789, 4.18%, 11/1/2030	240	237
Pool # BL9891, 1.37%, 12/1/2030	515	440
Pool # BL9494, 1.46%, 12/1/2030	280	238
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,440
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,214
Pool # BS6203, 4.26%, 4/1/2031	566	556
Pool # BS8442, 4.74%, 4/1/2031	1,105	1,119
Pool # BS7813, 4.83%, 6/1/2031	776	788
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,623
Pool # BS7437, 5.04%, 8/1/2031	870	893
Pool # BS5580, 3.68%, 1/1/2032	1,050	998
Pool # BS4654, 2.39%, 3/1/2032	848	746
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,210

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ2434, 4.95%, 3/1/2032	2,493	2,543
Pool # BS7642, 5.15%, 5/1/2032	400	411
Pool # AN5952, 3.01%, 7/1/2032	361	331
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,358
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,533
Pool # BS6345, 3.91%, 8/1/2032	500	478
Pool # BZ0884, 5.37%, 9/1/2032	1,298	1,352
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,261	1,190
Pool # BS6822, 3.81%, 10/1/2032	960	915
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,854
Pool # BS6954, 4.93%, 10/1/2032	767	783
Pool # BM6491, 1.46%, 11/1/2032 (h)	3,867	3,148
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,328	1,901
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,071
Pool # BS7090, 4.45%, 12/1/2032	1,032	1,026
Pool # AN7923, 3.33%, 1/1/2033	565	520
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,282
Pool # BS7398, 4.74%, 2/1/2033	835	841
Pool # BS5357, 3.41%, 3/1/2033	770	707
Pool # AN9067, 3.51%, 5/1/2033	310	289
Pool # BS8416, 4.56%, 5/1/2033	605	604
Pool # BS5511, 3.45%, 8/1/2033	1,012	933
Pool # BS5127, 3.15%, 9/1/2033	580	521
Pool # BL1012, 4.03%, 12/1/2033	300	288
Pool # BL0900, 4.08%, 2/1/2034	245	237
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,670
Pool # BL7124, 1.93%, 6/1/2035	666	541
Pool # BZ0217, 5.22%, 8/1/2035	1,138	1,175
Pool # AN0375, 3.76%, 12/1/2035	634	598
Pool # AN4430, 3.61%, 1/1/2037	541	516
Pool # BF0045, 4.50%, 3/1/2052	193	185
Pool # BF0109, 4.00%, 2/1/2056	339	317
Pool # BF0091, 3.50%, 5/1/2056	862	775
Pool # BF0108, 4.50%, 6/1/2056	402	388
Pool # BF0219, 3.50%, 9/1/2057	1,496	1,346
Pool # BF0230, 5.50%, 1/1/2058	1,204	1,241
Pool # BF0497, 3.00%, 7/1/2060	573	494
Pool # BF0537, 3.00%, 3/1/2061	1,357	1,149
Pool # BF0561, 3.00%, 9/1/2061	1,740	1,473
Pool # BF0578, 2.50%, 12/1/2061	3,488	2,821
Pool # BF0580, 3.50%, 12/1/2061	449	401
Pool # BF0732, 2.50%, 6/1/2063	1,796	1,462
Pool # BF0733, 3.00%, 6/1/2063	1,612	1,371
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2055 (g)	5,381	4,474
TBA, 3.00%, 4/25/2055 (g)	110	95
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	881	806

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3929, 3.50%, 10/20/2050	444	406
Pool # BW1726, 3.50%, 10/20/2050	484	443
Pool # BS8546, 2.50%, 12/20/2050	1,284	1,085
Pool # BR3928, 3.00%, 12/20/2050	613	552
Pool # BU7538, 3.00%, 12/20/2050	402	362
Pool # 785294, 3.50%, 1/20/2051	1,258	1,136
Pool # CA8452, 3.00%, 2/20/2051	1,850	1,652
Pool # CA9005, 3.00%, 2/20/2051	366	335
Pool # CB1543, 3.00%, 2/20/2051	1,295	1,147
Pool # CA3588, 3.50%, 2/20/2051	1,386	1,268
Pool # CB1536, 3.50%, 2/20/2051	1,460	1,341
Pool # CB1542, 3.00%, 3/20/2051	852	755
Pool # CB4433, 3.00%, 3/20/2051	1,461	1,272
Pool # CC0070, 3.00%, 3/20/2051	223	202
Pool # CC8726, 3.00%, 3/20/2051	271	240
Pool # CC8738, 3.00%, 3/20/2051	389	345
Pool # CC8723, 3.50%, 3/20/2051	1,813	1,659
Pool # CC0088, 4.00%, 3/20/2051	77	73
Pool # CC0092, 4.00%, 3/20/2051	182	172
Pool # CC8727, 3.00%, 4/20/2051	464	411
Pool # CC8739, 3.00%, 4/20/2051	1,243	1,101
Pool # CC8740, 3.00%, 4/20/2051	1,031	913
Pool # CC8751, 3.00%, 4/20/2051	227	201
Pool # CA3563, 3.50%, 7/20/2051	856	792
Pool # CE2586, 3.50%, 7/20/2051	1,242	1,136
Pool # CK1527, 3.50%, 12/20/2051	966	888
Pool # CJ8184, 3.50%, 1/20/2052	1,040	952
Pool # CK2660, 3.00%, 2/20/2052	548	486
Pool # CK2716, 3.50%, 2/20/2052	824	745
Pool # CK8295, 5.00%, 3/20/2052	511	501
Pool # CN3557, 4.50%, 5/20/2052	498	483
Pool # MA8200, 4.00%, 8/20/2052	230	216
Pool # CN3127, 5.00%, 8/20/2052	482	475
Pool # CU6748, 6.00%, 9/20/2053	1,008	1,031
Pool # DA2721, 5.50%, 3/20/2054	472	475
Pool # DD7557, 6.50%, 9/20/2054	732	767
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	740	662
Pool # CU1093, 5.50%, 6/20/2063	342	341
Pool # CV1712, 5.50%, 6/20/2063	314	313
Pool # CU1092, 6.00%, 6/20/2063	457	462
Pool # CT6283, 6.00%, 7/20/2063	769	777
Pool # CW0095, 6.00%, 7/20/2063	641	648
Pool # 785183, 2.93%, 10/20/2070 (h)	669	616
Total Mortgage-Backed Securities (Cost $169,459)		161,010
Asset-Backed Securities — 2.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	173	161

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.57%, 12/18/2037 (d) (h)	137	136
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	781
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	538	512
Series 2016-3, Class AA, 3.00%, 10/15/2028	376	355
Series 2017-2, Class A, 3.60%, 10/15/2029	1,296	1,212
Series 2021-1, Class B, 3.95%, 7/11/2030	700	659
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	329
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	775
AmeriCredit Automobile Receivables Trust Series 2020-3, Class C, 1.06%, 8/18/2026	16	15
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	585	581
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	215	212
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	725	712
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	390	383
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	316
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	895	848
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	610
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	248	238
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	806
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	592
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,147
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,300
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,567
Series 2024-1, Class D, 6.03%, 11/15/2029	580	591
Series 2024-2, Class C, 6.07%, 2/15/2030	825	841
Series 2024-3, Class D, 5.83%, 5/15/2030	625	634
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,651
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	384	375
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,670	1,659
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	165	155
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	750	665
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	726	737
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	622
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	741
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	617
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,720	1,788
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,296
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	95	86
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	466
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	510	480

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	48	47
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	144	142
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	370
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	470
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	172	163
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	78	73
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	381
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	483
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	589
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	647	654
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	32	32
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	305	308
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,095
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	390
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	930	933
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	680
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	609	635
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	583	582
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	260	258
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	209
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	305	311
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	199	197
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	653	664
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	783	796
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,085	1,030
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	619	564
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	169	171
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	505
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	557
Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (d)	470	483
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	573
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	1,021
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	505
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	430	406
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	57	54
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	315	318
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	379	387

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	252	249
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	218	212
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	649	633
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	1,037
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	565
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,495
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	475
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	723
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	247
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (d)	152	152
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	994	969
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	270	269
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	200	200
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	46	45
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	896
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	815	815
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	805	743
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	605	548
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,360	1,218
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,223	2,212
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	906
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	265
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	201
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	320
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	725
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	577
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	725	735
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	456
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	135	134
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	951	942
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	761
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,236
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	388
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	680
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,246
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	79	77
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	89	87
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	274	278
STRE, 7.00%, 2/15/2030 ‡	50	50

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	502
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	855	849
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	420
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	106	104
Series 2019-2, Class B, 3.50%, 5/1/2028	261	251
Series 2018-1, Class A, 3.70%, 3/1/2030	422	395
Series 2024-1, Class AA, 5.45%, 2/15/2037	670	675
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	10	10
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	994
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (d) (f)	24	24
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (d) (f)	256	256
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (f)	314	314
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (f)	215	215
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (f)	171	172
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (f)	224	224
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (f)	371	372
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	123	121
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	1,023	1,037
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	494	500
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	411
Total Asset-Backed Securities (Cost $75,992)		76,300
Collateralized Mortgage Obligations — 1.6%
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	871
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.04%, 7/25/2043 (d) (h)	695	714
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (d) (h)	664	661
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	580	567
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	791	727
Series 2017-4, Class M45T, 4.50%, 6/25/2057	522	504
Series 2019-1, Class MT, 3.50%, 7/25/2058	302	269
Series 2019-1, Class M55D, 4.00%, 7/25/2058	797	746
Series 2019-2, Class M55D, 4.00%, 8/25/2058	770	721
Series 2019-3, Class M55D, 4.00%, 10/25/2058	783	736
Series 2019-4, Class M55D, 4.00%, 2/25/2059	323	302
Series 2020-1, Class M55G, 3.00%, 8/25/2059	721	650
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	923	827
Series 2020-3, Class TTW, 3.00%, 5/25/2060	775	723
Series 2022-1, Class MTU, 3.25%, 11/25/2061	300	258
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,118	987
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	845	756
Series 4065, Class QB, 3.00%, 6/15/2042	675	614
Series 4941, Class KG, 2.00%, 12/15/2047	1,220	1,032
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,865	630

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5054, Class PB, 1.00%, 11/25/2050	1,232	954
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,669	949
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,256	598
Series 5225, Class QL, 4.00%, 5/25/2052	810	689
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	300	312
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	130	132
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	261	254
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	606
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	679
Series 2020-54, Class MA, 1.50%, 8/25/2050	351	290
Series 2021-3, Class ME, 1.00%, 2/25/2051	254	192
Series 2022-4, Class TA, 1.00%, 4/25/2051	784	625
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,774	1,016
Series 2022-46, Class GZ, 4.50%, 7/25/2052	762	691
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,958	1,601
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,280	1,227
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,599	2,421
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	586	596
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	187	187
Series 2016-61, Class A, 2.00%, 9/20/2042	266	223
Series 2021-83, Class KB, 1.25%, 5/20/2051	379	294
Series 2022-93, Class JZ, 4.50%, 5/20/2052	488	346
Series 2022-105, Class SG, IF, IO, 1.71%, 6/20/2052 (h)	3,137	307
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,888
Series 2014-H06, Class HB, 5.07%, 3/20/2064 (h)	66	66
Series 2015-H11, Class FC, 4.97%, 5/20/2065 (h)	249	248
Series 2015-H18, Class FA, 4.87%, 6/20/2065 (h)	91	91
Series 2021-H14, Class YD, 7.34%, 6/20/2071 (h)	1,010	891
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 ‡ (d) (h)	2,330	2,330
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (f)	326	326
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (f)	880	876
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (f)	1,080	1,085
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	1,950	1,970
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	2,275	2,269
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	505	502
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	404
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	400	395
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (f)	515	518
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (f)	570	571
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,710	1,476
Total Collateralized Mortgage Obligations (Cost $45,415)		44,390
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	645
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.14%, 7/25/2041 (d) (h)	504	492

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	602	585
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	624
Series K-1510, Class A2, 3.72%, 1/25/2031	265	256
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	759
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	498	472
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (h)	1,971	89
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	554	467
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	725	613
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,590	1,360
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (h)	762	748
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (h)	830	824
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,744
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	16	16
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (h)	1,237	86
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	570	531
Series 2015-K48, Class C, 3.64%, 8/25/2048 (d) (h)	40	40
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (h)	415	410
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (h)	415	408
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	1,015	992
Series 2019-K97, Class B, 3.77%, 9/25/2051 (d) (h)	900	862
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.34%, 11/25/2053 (d) (h)	778	808
Series 2024-01, Class M7, 7.09%, 7/25/2054 (d) (h)	416	420
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	403
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	795
Total Commercial Mortgage-Backed Securities (Cost $16,713)		16,449
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	164
Republic of Peru 2.78%, 12/1/2060	147	80
United Mexican States
6.00%, 5/13/2030	251	256
3.50%, 2/12/2034	730	599
6.88%, 5/13/2037	369	378
6.34%, 5/4/2053	200	182
Total Foreign Government Securities (Cost $1,888)		1,659
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bond Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	207

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (j) (Cost $71,304)	71,304	71,304
Total Investments — 99.5% (Cost $2,279,660)		2,757,418
Other Assets in Excess of Liabilities — 0.5%		14,573
NET ASSETS — 100.0%		2,771,991

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	242	06/18/2025	USD	26,960	217
U.S. Treasury 10 Year Ultra Note	207	06/18/2025	USD	23,685	236
U.S. Treasury Ultra Bond	56	06/18/2025	USD	6,883	— (a)
Russell 2000 E-Mini Index	273	06/20/2025	USD	27,670	(774)
S&P MidCap 400 E-Mini Index	95	06/20/2025	USD	27,919	(374)
U.S. Treasury 2 Year Note	167	06/30/2025	USD	34,609	58
					(637)
Short Contracts
U.S. Treasury Long Bond	(28)	06/18/2025	USD	(3,297)	(2)
U.S. Treasury 5 Year Note	(4)	06/30/2025	USD	(433)	(1)
					(3)
					(640)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$74,216	$2,084	$76,300
Collateralized Mortgage Obligations	—	40,390	4,000	44,390
Commercial Mortgage-Backed Securities	—	16,449	—	16,449
Corporate Bonds	—	183,930	—	183,930
Exchange-Traded Funds	663,252	—	—	663,252
Foreign Government Securities	—	1,659	—	1,659
Investment Companies	1,330,667	—	—	1,330,667
Mortgage-Backed Securities	—	161,010	—	161,010
Municipal Bonds	—	207	—	207
U.S. Treasury Obligations	—	208,250	—	208,250
Short-Term Investments
Investment Companies	71,304	—	—	71,304
Total Investments in Securities	$2,065,223	$686,111	$6,084	$2,757,418
Appreciation in Other Financial Instruments
Futures Contracts	$511	$—	$—	$511
Depreciation in Other Financial Instruments
Futures Contracts	$(1,151)	$—	$—	$(1,151)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(640)	$—	$—	$(640)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$68,893	$11,755	$7,538	$60	$362	$73,532	1,396	$1,533	$—
JPMorgan BetaBuilders International Equity ETF (a)	359,756	77,082	57,614	753	15,709	395,686	6,434	7,410	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,176	3,838	4,652	544	1,961	31,867	339	706	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	87,893	11,726	101,124	681	824	—	—	2,981	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	76,965	20,580	16,890	2,128	788	83,571	927	886	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	30,816	11,558	9,188	1,399	(1,113)	33,472	553	332	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,196	2,962	26,291	293	(160)	—	—	1,413	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,802	30,754	13,048	(1,636)	5,669	242,541	33,500	8,922	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,389	5,224	2,220	4	521	34,918	5,632	1,740	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$69,911	$13,569	$11,022	$137	$925	$73,520	4,353	$1,799	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	813,083	102,063	90,701	12,782	13,114	850,341	10,098	8,341	—
JPMorgan High Yield Fund Class R6 Shares (a)	93,744	40,663	6,318	(311)	1,569	129,347	20,022	5,667	—
JPMorgan Inflation Managed Bond ETF (a)	38,143	7,759	2,023	(30)	1,275	45,124	938	1,208	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	63,873	220,434	213,003	—	—	71,304	71,304	2,261	—
Total	$2,008,640	$559,967	$561,632	$16,804	$41,444	$2,065,223		$45,199	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.